UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-7088
Van Kampen Massachusetts Value Municipal Income Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12–12 of Regulation S–X is as follows:
Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 191.1%
	Massachusetts 173.8%
$1,000	Holyoke, MA Gas & Elec Dept Rev, Ser A (MBIA Insd)	5.000%	12/01/31	$844,680
1,220	Massachusetts St College Bldg Auth Proj Rev, Ser A (AMBAC Insd)	5.000	05/01/36	1,108,712
1,000	Massachusetts St Dev Fin Agy M/Srbc Proj, Ser A (MBIA Insd)	5.125	08/01/28	939,550
1,000	Massachusetts St Dev Fin Agy Rev College Pharmacy & Allied Hlth, Ser D (AGL Insd)	5.000	07/01/35	970,010
1,000	Massachusetts St Dev Fin Agy Rev Curry College, Ser A (ACA Insd)	5.000	03/01/35	708,870
250	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.000	01/01/24	174,720
450	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.500	01/01/35	291,717
600	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A	6.250	07/01/34	393,576
1,000	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	708,150
300	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	160,077
1,000	Massachusetts St Dev Fin Agy Rev MA College of Pharmacy, Ser B (Prerefunded @ 1/01/10)	6.750	07/01/30	1,067,160
1,000	Massachusetts St Dev Fin Agy Solid Waste Disp Rev Dominion Energy Brayton Point (AMT)	5.000	02/01/36	704,840

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$2,000	Massachusetts St Hlth & Ed Boston College, Ser N	5.125%	06/01/33	$2,001,020
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Brandeis Univ, Ser I (MBIA Insd)	4.750	10/01/28	896,060
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser B-2 (MBIA Insd)	5.375	02/01/28	825,640
3,500	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (a)	5.000	10/01/38	3,516,888
1,185	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant (Prerefunded @ 1/01/12)	6.000	07/01/31	1,124,186
1,500	Massachusetts St Hlth & Ed Fac Auth Rev Partners Hlthcare Sys, Ser G-5	5.000	07/01/47	1,269,075
750	Massachusetts St Hlth & Ed Fac Auth Rev Rfdg Northeastern Univ, Ser Y-2	5.500	10/01/24	740,265
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl Hlth Sys Rfdg, Ser C (Connie Lee Insd)	7.000	07/01/10	1,047,340
930	Massachusetts St Hlth & Ed Saint Mem Med Ctr, Ser A	6.000	10/01/23	593,563
1,000	Massachusetts St Hsg Fin Agy Hsg Rev, Ser H (AMT)	5.000	12/01/28	880,620
3,025	Massachusetts St Hsg Fin Agy Hsg Rev Single Family Hsg, Ser 126 (AMT) (a) (b)	4.550	06/01/27	2,499,905

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$870	Massachusetts St Hsg Fin Agy Hsg Rev Single Family Hsg, Ser 126 (AMT) (a) (b)	4.700%	06/01/38	$675,255
955	Massachusetts St Hsg Fin Agy Hsg Rev Single Family, Ser 120 (AMT)	5.000	12/01/35	800,538
1,000	Massachusetts St Hsg Fin Agy Hsg Rev Single Family, Ser 122 (AMT)	4.850	12/01/31	837,670
2,075	Massachusetts St Indl Fin Agy Rev Tufts Univ, Ser H (MBIA Insd)	4.750	02/15/28	2,006,774
1,000	Massachusetts St Indl Fin Agy Rev Whitehead Inst Biomedical Resh	5.125	07/01/26	1,000,160
930	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT) (d)	6.900	12/01/29	783,553
930	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT) (d)	6.950	12/01/35	766,236
3,500	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (a)	5.000	08/15/30	3,515,435
4,000	Massachusetts St Tpk Auth Metro Hwy Sys Rev Cap Apprec Sr, Ser C (MBIA Insd)	*	01/01/22	2,081,600
1,000	Massachusetts St Tpk Auth Metro Hwy Sys Rev Sub, Ser A (AMBAC Insd)	5.000	01/01/39	735,990
2,455	Massachusetts St Tpk Auth Rev Rfdg, Ser A (c)	5.000	01/01/13	2,659,428

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$5,000	Massachusetts St Wtr Pollutn Abatement Tr Pool Pg, Ser 12 (a)	4.375%	08/01/31	$4,473,775
50	Massachusetts St Wtr Pollutn MWRA Pgm, Ser A	5.000	08/01/32	49,932
1,500	Narragansett, MA Regl Sch Dist (AMBAC Insd)	5.375	06/01/18	1,572,405
1,000	New Bedford, MA Muni Purp Ln (MBIA Insd)	5.000	05/01/20	1,056,610
1,000	Pittsfield, MA (MBIA Insd)	5.125	04/15/22	1,036,880
1,975	Westford, MA (AMBAC Insd)	5.250	06/01/19	2,165,291

				49,684,156

	Guam 0.8%
300	Guam Econ Dev & Comm Auth Tob Settlement	5.625	06/01/47	202,662
65	Guam Govt, Ser A	5.250	11/15/37	42,327

				244,989

	Puerto Rico 10.3%
1,000	Childrens Tr Fd PR Tob Settlement Rev	5.625	05/15/43	674,770
2,000	Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev, Ser Y (FSA Insd)	6.250	07/01/21	2,278,340

				2,953,110

	U.S. Virgin Islands 6.2%
1,000	University Virgin Island Impt, Ser A	5.375	06/01/34	758,140
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,007,310

				1,765,450

Total Long-Term Investments 191.1%
(Cost $58,746,949)				54,647,705

Short-Term Investments 13.6%
Massachusetts St Dev Fin Agy Rev Rfdg College Holy Cross, Ser A ($1,600,000 par, coupon 0.250%, 09/01/37 maturity) (b) (e)				1,600,000
Massachusetts St Dev Fin Agy Rev Boston Univ, Ser U-6A ($400,000 par, coupon 0.250%, 10/01/42 maturity) (b) (e)				400,000

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Massachusetts St Hlth & Ed Fac Auth Rev Museum Fine, Ser A-1 ($1,600,000 par, coupon 0.250%, 12/01/37 maturity) (b) (e)	$1,600,000
Massachusetts St Hlth & Ed Fac Auth Rev Partners Hlthcare Sys, Ser D-1 ($300,000 par, coupon 0.400%, 07/01/35 maturity) (b) (e)	300,000

Total Short-Term Investments 13.6%
(Cost $3,900,000)	3.900,000

Total Investments 204.7%
(Cost $62,646,949)	58,547,705
Liability for Floating Rate Note Obligations Related to Securities Held (29.3%)
(Cost ($8,365,000))
(8,365) Notes with interest rates ranging from 0.43% to 1.03% at January 31, 2009 and contractual maturities of collateral ranging from 2027 to 2038 (f)	(8,365,000)

Total Net Investments 175.4%
(Cost $54,281,949)	50,182,705
Liabilities in Excess of Other Assets (6.4%)	(1,817,017)

Preferred Shares (including accrued distributions) (69.0%)	(19,752,126)

Net Assets Applicable to Common Shares 100.0%	$28,613,562

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	Security has been deemed illiquid.

(e)	Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.

(f)	Floating rate notes. The interest rate shown reflects the rates in effect at January 31, 2009.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
Connie Lee — Connie Lee Insurance Co.
FSA — Financial Security Assurance Inc.
MBIA — Municipal Bond Investors Assurance Corp.

Van Kampen Massachusetts Value Municipal Income Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued
     The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments
Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of January 31, 2009 in valuing the Trust’s investments carried at value:

			Investments in
Valuation Inputs			Securities
Level 1	—	Quoted Prices	$ -0-
Level 2	—	Other Significant Observable Inputs	58,547,705
Level 3	—	Significant Unobservable Inputs	-0-

Total			$58,547,705

Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Massachusetts Value Municipal Income Trust
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 19, 2009